Business combinations (Details Text) - Netpos Serviços de Informática S.A. - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 18, 2023	Dec. 31, 2023	Dec. 31, 2022
Business combinations (Details Text) [Abstract]
Ownership interest acquired	90.00%	100.00%
Consideration paid (received)	R$ 32,000
Net identified assets acquired	16,069
Goodwill	15,931
Percentage of voting equity interests acquired		100.00%	10.00%
Bottom of range
Business combinations (Details Text) [Abstract]
Estimated GDP growth rate		0.035
Estimated discount rate based on WACC		0.16
Top of range
Business combinations (Details Text) [Abstract]
Estimated GDP growth rate		0.05
Estimated discount rate based on WACC		0.165
Customer-related intangible assets
Business combinations (Details Text) [Abstract]
Intangible assets	1,367
Non-compete Agreements
Business combinations (Details Text) [Abstract]
Intangible assets	1,154
Computer software
Business combinations (Details Text) [Abstract]
Intangible assets	R$ 22,208